Debt - Debt Outstanding (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior secured debt, net	$ 65,440	$ 63,093	$ 47,704
Other note payable, net	6,252	6,014	5,141
Total debt	71,691	69,107	52,845
Total debt, short-term	16,691	69,107	52,845
Total debt, long-term	55,000
Senior Notes [Member]
Debt Instrument [Line Items]
Senior secured debt, net	49,660	49,699	45,209
Prepayment Fee[Member]
Debt Instrument [Line Items]
Senior secured debt, net	2,530	2,438
Paid In Kind Interest [Member]
Debt Instrument [Line Items]
Senior secured debt, net	13,250	10,956	2,495
Other note payable, net	2,010	1,804	1,046
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Other note payable, net	$ 4,242	$ 4,210	$ 4,095